Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of related party [Abstract]
Schedule of Related Party Transactions	The table below details, on an aggregated basis, key management personnel compensation:

Compensation	2024 £m	2023 £m	2022 £m
Salaries and other short-term benefits	14	16	12
Post-employment benefits	–	–	–
Share-based payments	20	22	16
Total compensation	34	38	28

	Share plans
	2024 million	2023 million	2022 million
At 1 January	55	72	74
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	78	27	29
Exercised/lapsed (includes entitlements of former key management personnel)	(10)	(44)	(31)
At 31 December	123	55	72
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

Loans	2024 £m	2023 £m	2022 £m
At 1 January	1	2	3
Advanced (includes loans to appointed key management personnel)	1	–	1
Repayments (includes loans to former key management personnel)	(1)	(1)	(2)
At 31 December	1	1	2

Deposits	2024 £m	2023 £m	2022 £m
At 1 January	14	10	11
Placed (includes deposits of appointed key management personnel)	31	44	37
Withdrawn (includes deposits of former key management personnel)	(37)	(40)	(38)
At 31 December	8	14	10